SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net income (loss) per ordinary share (Details) - USD ($)	2 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Numerator: Earnings allocable to Ordinary Shares
Interest Income		$ 15,095			$ 55,208	$ 91,362
Redeemable Class A Common Stock
Numerator: Earnings allocable to Ordinary Shares
Interest Income		15,095			55,208	91,362
Net Income		$ 15,095			$ 55,208	$ 91,362
Denominator: Weighted Average Ordinary Shares
Weighted average shares outstanding of ordinary shares		23,000,000			23,000,000	23,000,000
Weighted average shares outstanding of ordinary shares		23,000,000	23,000,000		23,000,000
Earnings Basic Ordinary Shares	$ 0.00	$ 0.00	$ 0.00		$ 0.00	$ 0.00
Earnings Diluted Ordinary Shares	$ 0.00	$ 0.00	$ 0.00		$ 0.00
Non Redeemable Class B Common Stock
Numerator: Earnings allocable to Ordinary Shares
Net Income						$ (9,188,357)
Less: Redeemable Net Loss						(91,362)
Non-Redeemable Net Loss	$ (4,734)	$ (1,057,689)	$ (4,734)		$ (12,622,231)	$ (9,279,719)
Denominator: Weighted Average Ordinary Shares
Weighted average shares outstanding of ordinary shares		5,750,000	5,750,000	5,750,000	5,750,000	5,529,817
Weighted average shares outstanding of ordinary shares		5,750,000	5,750,000	5,750,000	5,750,000	5,529,817
Earnings Basic Ordinary Shares	$ 0.00	$ (0.18)	$ 0.00	$ 0.00	$ (2.20)	$ (1.68)
Earnings Diluted Ordinary Shares	$ 0.00	$ (0.18)	$ 0.00	$ 0.00	$ (2.20)	$ (1.68)
Non-Redeemable Class A and B Common Stock
Numerator: Earnings allocable to Ordinary Shares
Net Income		$ (15,095)			$ (55,208)